                                                      Deutsche Asset Management

Smaller Companies Fund - Investment Class

Supplement dated May 7, 2001 to Prospectus dated February 28, 2001

The following replaces the `Portfolio Managers' section:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
 .  Joined Deutsche Asset Management in 1986 and the Fund at its inception.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sector.
 .  29 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sector.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  19 years of financial industry experience.
 .  MBA from New York University Stern School of Business.

The following replaces the `Buying and Selling Fund Shares - Minimum Account Investments' section:

Minimum Account Investments

Initial investment                                                                                               $2,000
Subsequent investments                                                                                           $  100
IRA account, initial investment                                                                                  $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment Class Shares            $  500

Automatic investing plan, initial investment                                                                     $  250
      Bi-weekly or monthly plan subsequent investments                                                           $  100
      Quarterly plan subsequent investments                                                                      $  250
        Semi-annual plan subsequent investments                                                                  $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)              $    0

Account balance:
        Non-retirement account                                                                                   $  500
        IRA account                                                                                              $    0


                                                        A Member of the
                                                        Deutsche Bank Group [/]

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPP366 (5/01)
CUSIP: 61735K745

                                                      Deutsche Asset Management


Smaller Companies Fund - Institutional Class

Supplement dated May 7, 2001 to Prospectus dated February 28, 2001

The following replaces the `Portfolio Managers' section:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
 .  Joined Deutsche Asset Management in 1986 and the Fund at its inception.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sector.
 .  29 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sector.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  19 years of financial industry experience.
 .  MBA from New York University Stern School of Business.

The following replaces the `Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 . An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution.)

 .  An employee benefit plan with assets of at least $50 million.

 . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

 .  A client of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.


                                                        A Member of the
                                                        Deutsche Bank Group [/]

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
   Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 .  Defined contribution plans with assets of at least $50 million.

 .  Clients of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.


               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPP362 (5/01)
CUSIP: 61735K844

                                                     Deutsche Asset Management

Micro Cap - Investment Class

Supplement dated May 7, 2001 (Replacing Supplement dated March 5, 2001) to the Prospectus dated January 29, 2001

The following replaces the `Portfolio Managers' section:

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
 .  Joined Deutsche Asset Management in 1986 and the Fund at its inception.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services energy, process industries and transportation sector.
 .  29 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sector.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  19 years of financial industry experience.
 .  MBA from New York University Stern School of Business.

The following replaces the `Dividends and Distribution' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

The following replaces the second chart in the `Tax Considerations' section:


TRANSACTION                       TAX STATUS
Your sale of shares               Generally, long-term
owned more than one year          Capital gains or losses

Your sale of shares               Generally, short-term capital gains or losses; losses
owned for one year or less        subject to special rules

                                                        A Member of the
                                                        Deutsche Bank Group [/]

You must provide your social security number or other taxpayer identification number to the $2,000 Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds and any other payments to you.

The following replaces the `Buying and Selling Fund Shares - Minimum Account Investments' section:

Minimum Account Investments

Initial investment                                                                                               $2,000
Subsequent investments                                                                                           $  100
IRA account, initial investment                                                                                  $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment Class Shares            $  500

Automatic investing plan, initial investment                                                                     $  250
      Bi-weekly or monthly plan subsequent investments                                                           $  100
      Quarterly plan subsequent investments                                                                      $  250
      Semi-annual plan subsequent investments                                                                    $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)              $    0

Account balance:
        Non-retirement account                                                                                   $  500
        IRA account                                                                                              $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.


              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPP365 (05/01)
CUSIP: 61735K78

                                                     Deutsche Asset Management


Micro Cap Fund - Institutional Class

Supplement dated May 7, 2001 (Replacing Supplement dated March 5, 2001) to the Prospectus dated January 29, 2001

The following replaces the `Portfolio Managers' section:

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
 .  Joined Deutsche Asset Management in 1986 and the Fund at its inception.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sector.
 .  29 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sector.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  19 years of financial industry experience.
 .  MBA from New York University Stern School of Business.

The following replaces the `Dividends and Distribution' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.



                                                        A Member of the
                                                        Deutsche Bank Group [/]

The following replaces the second chart in the `Tax Considerations' section in the Fund's Prospectus:


TRANSACTION                           TAX STATUS
Your sale of shares                   Generally, long-term
owned more than one year              Capital gains or losses

Your sale of shares                   Generally, short-term capital gains or losses; losses
owned for one year or less            subject to special rules

You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds and any other payments to you.

The following replaces the `Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 . An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution.)

 .  An employee benefit plan with assets of at least $50 million.

 . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

 .  A client of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
   Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 .  Defined contribution plans with assets of at least $50 million.

 .  Clients of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.


               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPP363 (05/01)
CUSIP: 61735K786

                                                     Deutsche Asset Management


International Select Equity Fund and European Equity Fund
Class A, B and C Shares

Supplement dated May 7, 2001 to Prospectuses dated February 28, 2001

The following replaces the `Dividends and Distributions' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains at net asset value, unless you tell us otherwise.

The following sentence is hereby omitted from the `Buying and Selling Fund Shares - To Purchase Shares' section:

Defined contribution plans with assets of $75 million or more may not purchase Class A shares.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We only issue share certificates for Class A Shares and only upon request.

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
BDSTKISEEE (5/01)
CUSIPs:
61735K489         61735K471          31735K463          61735K521
61735K513         61735K497


                                                        A Member of the
                                                        Deutsche Bank Group [/]

                                                     Deutsche Asset Management

Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, High Yield Bond Fund, International Select Equity Fund and European Equity Fund Investment Class

Supplement dated May 7, 2001 to Prospectuses dated February 28, 2001

The following replaces the `Buying and Selling Fund Shares - Minimum Account Investments' section:

Minimum Account Investments

Initial investment                                                                                               $2,000
Subsequent investments                                                                                           $  100
IRA account, initial investment                                                                                  $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment Class Shares            $  500

Automatic investing plan, initial investment                                                                     $  250
      Bi-weekly or monthly plan subsequent investments                                                           $  100
      Quarterly plan subsequent investments                                                                      $  250
      Semi-annual plan subsequent investments                                                                    $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)              $    0

Account balance:
        Non-retirement account                                                                                   $  500
        IRA account                                                                                              $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
STKINV501 (5/01)
CUSIPs:
61735K760              61735K737             61735K729           61735K596
61735K695              61735K679


                                                        A Member of the
                                                        Deutsche Bank Group [/]

                                                    Deutsche Asset Management


Emerging Markets Equity Fund
Institutional Class

Supplement dated May 7, 2001 to Prospectus dated February 28, 2001

The following replaces the `Portfolio Managers' section:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Matthew Linsey, Head of Emerging Markets, Deutsche Asset Management Investment Services Limited and Lead Manager of the Fund
 .  Joined the investment adviser in 2000
 .  London emerging markets equities, Investment Manager and Global Strategist,
   Baring Asset Management; 1997 to 2000
 .  Luxembourg Emerging Markets Equities--Senior Fund Manager, ING Investment
   Management; 1994-1997
 . London and Hong Kong Global fund manager, Chase Asset Management; 1989-1994 . 16 years of investment industry experience
 .  MBA, University of Michigan
 .  BA, Economics, Rutgers University, Magna Cum Laude

Gavin Grant, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund
 .  Joined the investment adviser in 1997
 .  Prior to that, portfolio manager, Edinburgh Fund Managers; 1991-1997
 .  9 years of investment industry experience
 .  Analyst with an emphasis on the Latin American markets
 .  Member of UK Society of Investment Professionals
 .  MA, Investment Analysis, Stirling University

Anish Mathew, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund
 .  Joined the investment adviser in 1994
 .  Prior to that, responsible for the Bombay research team, James Capel;
   1992-1994
 .  11 years of investment industry experience
 .  India, Korea and Philippines analyst
 .  MBA, Xavier Institute of Management; B.Com (Hons), Delhi University

Davina Richardson, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund
 .  Joined the investment adviser in 1998
 .  3 years of investment industry experience
 .  Analyst with an emphasis on African markets
 .  MA, Economics, University of Edinburgh

Christopher Turner, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund
 .  Joined the investment adviser in 1990
 .  Prior to that, portfolio manager and analyst, Life Assurance Society;
   1986-1990
 .  15 years of investment industry experience
 .  Focus on European emerging markets
 .  Mathematics Degree, London University



                                                        A Member of the
                                                        Deutsche Bank Group [/]

The following replaces the `Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 . An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution.)

 .  An employee benefit plan with assets of at least $50 million.

 . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

 .  A client of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
   Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 .  Defined contribution plans with assets of at least $50 million.

 .  Clients of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPP354 (5/01)
CUSIP: 61735K109

                                                       Deutsche Asset Management

Morgan Grenfell Investment Trust

Fixed Income Fund, Municipal Bond Fund, Short-Term Fixed Income Fund, Short-Term Municipal Bond Fund, High Yield Bond Fund, International Select Equity Fund, European Equity Fund, Global Fixed Income Fund, International Fixed Income Fund and International Small Cap Equity Fund
Institutional Class
Supplement dated May 7, 2001 to Prospectuses dated February 28, 2001

BT Investment Funds
Global Equity Fund - Institutional Class
Supplement dated May 7, 2001 to Prospectus dated December 29, 2000 (As Revised February 28, 2001)

BT Institutional Funds
International Equity Fund - Institutional Class II
Supplement dated May 7, 2001 to Prospectus dated February 28, 2001

The following replaces the `Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 . An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution.)

 .  An employee benefit plan with assets of at least $50 million.

 . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

 .  A client of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank
   AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.


                                                        A Member of the
                                                        Deutsche Bank Group [/]

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
   Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 .  Defined contribution plans with assets of at least $50 million.

 .  Clients of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

               Please Retain This Supplement for Future Reference

STKINST501 (5/01)
CUSIPs:
61735K836           055847206             61735K828           61735K794
61735K646           61735K604             61735K307           61735K208
61735K505           61735K406

                                       2